AMOUNT DUE FROM SKY SOLAR HOLDINGS CO., LTD. (Tables)	12 Months Ended
Dec. 31, 2017
AMOUNT DUE FROM SKY SOLAR HOLDINGS CO., LTD.
Schedule of amount due from SKY SOLAR HOLDINGS CO., LTD
	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Amount due from Sky Solar Holdings Co., Ltd.
—Current	1,430	—